Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Reconciliation Of Environmental Liabilities

	December 31,
	2011	2012
Aggregated undiscounted environmental liabilities	$55,012	$48,719
Amount of discount on environmental liabilities	(5,377)	(456)
Environmental liabilities, as reported	$49,635	$48,263

Schedule of Accumulated Other Comprehensive Loss

	Derivative Gains (Losses)	Pension and Postretirement Liabilities	Accumulated Other Comprehensive Loss*
Balance, January 1, 2010	$1,743	$(9,744)	$(8,001)
Net loss on commodity cash flow hedges	(4,283)	—	(4,283)
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	—	(164)
Reclassification of net loss on commodity cash flow hedges to product sales revenues	5,438	—	5,438
Reclassification of loss on discontinuance of commodity cash flow hedge to product sales revenues	591	—	591
Amortization of prior service credit and actuarial loss	—	106	106
Adjustment to recognize the funded status of postretirement plans	—	(4,783)	(4,783)
Balance, December 31, 2010	3,325	(14,421)	(11,096)
Net gain on commodity cash flow hedges	7,739	—	7,739
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	—	(164)
Reclassification of net gain on commodity cash flow hedges to product sales revenues	(7,739)	—	(7,739)
Settlement cost and amortization of prior service credit and actuarial loss	—	1,117	1,117
Adjustment to recognize the funded status of postretirement plans	—	(37,058)	(37,058)
Balance, December 31, 2011	3,161	(50,362)	(47,201)
Net gain on interest rate cash flow hedges	10,977	—	10,977
Net gain on commodity cash flow hedges	2,912	—	2,912
Reclassification of net gain on interest rate cash flow hedges to interest expense	(164)	—	(164)
Reclassification of net gain on commodity cash flow hedges to product sales revenues	(2,760)	—	(2,760)
Amortization of prior service credit and actuarial loss	—	2,962	2,962
Adjustment to recognize the funded status of postretirement plans	—	(1,784)	(1,784)
Balance, December 31, 2012	$14,126	$(49,184)	$(35,058)

*	Includes amounts allocated to the non-controlling owners' interest.